UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738
                                                    ------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
         -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                         ----------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                          -------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                             VALUE
     ------                                                             -----

COMMON STOCKS - 99.93%
               DIVERSIFIED MANUFACTURING - 6.05%
       27,145  3M Co.                                           $    2,278,551
       96,920  General Electric Co.                                  3,411,584
                                                                --------------
                                                                     5,690,135
                                                                --------------
               ENTERTAINMENT - 1.15%
       30,680  Viacom, Inc., Class A                                 1,082,697
                                                                --------------
               FINANCIAL SERVICES - 12.08%
       18,580  American Express Co.                                  1,006,107
       46,355  Citigroup, Inc.                                       2,212,060
       34,785  First Data Corp.                                      1,426,881
        9,445  Goldman Sachs Group, Inc. (The)                       1,027,616
       62,265  SLM Corp.                                             3,038,532
       44,420  Wells Fargo Co.                                       2,637,660
                                                                --------------
                                                                    11,348,856
                                                                --------------
               FOOD AND BEVERAGE - 4.46%
       42,895  PepsiCo, Inc.                                         2,310,325
       54,745  Sysco Corp.                                           1,884,323
                                                                --------------
                                                                     4,194,648
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 14.51%
       13,665  Aetna, Inc.                                           1,995,363
       60,540  Caremark Rx, Inc.*                                    2,317,471
       52,795  Medtronic, Inc.                                       2,751,676
       33,970  UnitedHealth Group, Inc.                              3,096,705
        9,850  WellPoint, Inc.*                                      1,202,291
       26,425  Zimmer Holdings, Inc.*                                2,269,908
                                                                --------------
                                                                    13,633,414
                                                                --------------
               HOUSEHOLD PRODUCTS - 4.11%
       45,760  Avon Products, Inc.                                   1,957,155
       35,945  Procter & Gamble Co. (The)                            1,908,320
                                                                --------------
                                                                     3,865,475
                                                                --------------
               INSURANCE - 3.14%
       20,515  AFLAC, Inc.                                             786,340
       32,345  American International Group, Inc.                    2,160,646
                                                                --------------
                                                                     2,946,986
                                                                --------------
               MULTIMEDIA - 4.76%
       99,263  Comcast Corp., Class A*                               3,162,519
      129,620  Liberty Media Corp.*                                  1,314,347
                                                                --------------
                                                                     4,476,866
                                                                --------------
               OIL AND GAS - 7.45%
       37,225  Apache Corp.                                          2,340,708
       31,635  BP PLC, SP ADR                                        2,053,744
       23,105  Burlington Resources, Inc.                            1,146,701
       19,315  Schlumberger, Ltd.                                    1,457,317
                                                                --------------
                                                                     6,998,470
                                                                --------------
               PHARMACEUTICALS - 6.71%
       36,465  Amgen, Inc.*                                          2,246,608
       43,670  Novartis AG, ADR                                      2,182,190
       62,290  Teva Pharmaceutical Industries Ltd., SP ADR           1,875,552
                                                                --------------
                                                                     6,304,350
                                                                --------------
               RETAIL - 8.25%
       27,100  eBay, Inc.*                                           1,160,964
       67,015  Home Depot, Inc. (The)                                2,681,940


     SHARES                                                          VALUE
     ------                                                          -----

               RETAIL - (CONTINUED)
       44,365  Target Corp.                                     $    2,254,629
       38,555  Walgreen Co.                                          1,651,311
                                                                --------------
                                                                     7,748,844
                                                                --------------
               SEMICONDUCTORS - 7.72%
       61,180  Analog Devices, Inc.                                  2,246,530
       61,587  Intel Corp.                                           1,476,856
       47,670  Maxim Integrated Products, Inc.                       2,050,763
       53,830  Microchip Technology, Inc.                            1,478,172
                                                                --------------
                                                                     7,252,321
                                                                --------------
               TECHNOLOGY - 14.62%
       36,435  Accenture Ltd., Class A*                                930,914
       33,443  Affiliated Computer Services, Inc., Class A*          1,729,003
       23,860  Apple Computer, Inc.*                                 1,070,360
      124,975  Cisco Systems, Inc.*                                  2,177,064
       74,270  Dell, Inc.*                                           2,977,484
      142,890  Microsoft Corp.                                       3,597,970
       57,255  Symantec Corp.*                                       1,260,183
                                                                --------------
                                                                    13,742,978
                                                                --------------
               TELECOMMUNICATIONS - 2.90%
      103,850  Vodafone Group PLC, SP ADR                            2,730,217
                                                                --------------
               TRANSPORTATION - 2.02%
       24,485  United Parcel Service, Inc., Class B                  1,897,343
                                                                --------------
               TOTAL COMMON STOCKS                                  93,913,600
                                                                --------------
               (Cost $85,028,496)

INVESTMENT COMPANY - 0.08%
       73,843  SSgA Prime Money Market Fund                             73,843
                                                                --------------
               TOTAL INVESTMENT COMPANY                                 73,843
                                                                --------------
               (Cost $73,843)

               TOTAL INVESTMENTS - 100.01%                          93,987,443
                                                                --------------
               (Cost $85,102,339)

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.01)%                                  (12,307)
                                                                --------------
               NET ASSETS - 100.00%                             $   93,975,136
                                                                ==============
----------
*           Non-income producing security.
**          Aggregate cost for Federal income tax purposes is $85,102,339.

            Gross unrealized appreciation       $ 10,583,382
            Gross unrealized depreciation         (1,698,278)
                                                ------------
            Net unrealized appreciation         $  8,885,104
                                                ============

ADR         American Depositary Receipt
PLC         Public Limited Company
SP ADR      Sponsored American Depositary Receipt

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                             VALUE
     ------                                                             -----

COMMON STOCKS - 95.66%
               CHEMICALS - 1.69%
       31,155  Nalco Holding Co.*                                 $      609,080
        7,125  Valspar Corp. (The)                                       328,819
                                                                  --------------
                                                                         937,899
                                                                  --------------
               COMMERCIAL SERVICES - 6.28%
       12,580  Apollo Group, Inc., Class A*                              926,391
        9,325  C.H. Robinson Worldwide, Inc.                             511,010
        8,685  Career Education Corp.*                                   296,593
        8,940  Corporate Executive Board Co. (The)                       559,197
       12,915  Paychex, Inc.                                             412,376
       11,480  Stericycle, Inc.*                                         527,850
        7,225  Universal Technical Institute, Inc.*                      257,427
                                                                  --------------
                                                                       3,490,844
                                                                  --------------
               ELECTRONICS - 1.93%
       12,405  Garmin Ltd.                                               635,756
       16,915  Jabil Circuit, Inc.*                                      434,885
                                                                  --------------
                                                                       1,070,641
                                                                  --------------
               FINANCIAL - 7.55%
        5,010  Ambac Financial Group, Inc.                               389,678
       11,395  Capital One Financial Corp.                               873,769
       10,355  CapitalSource Inc.*                                       238,165
       20,230  CheckFree Corp.*                                          779,664
        5,275  Global Payments, Inc.                                     292,868
       18,035  Investors Financial Services Corp.                        903,914
       25,840  TCF Financial Corp.                                       714,476
                                                                  --------------
                                                                       4,192,534
                                                                  --------------
               FOOD AND BEVERAGE - 2.44%
       13,195  Whole Foods Market, Inc.                                1,356,710
                                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 20.53%
       10,925  Biomet, Inc.                                              461,253
       30,685  Caremark Rx, Inc.*                                      1,174,622
       13,985  Charles River Laboratories International, Inc.*           644,708
       19,055  Cytyc Corp.*                                              434,454
       15,615  Express Scripts, Inc.*                                  1,175,653
        8,590  Kinetic Concepts, Inc.*                                   560,326
       10,800  Laboratory Corp. of America Holdings*                     517,212
       24,865  Lincare Holdings, Inc.*                                 1,009,022
       30,580  Patterson Cos., Inc.*                                   1,517,380
        7,000  Quest Diagnostic, Inc.                                    695,800
        7,600  ResMed, Inc.*                                             448,020
       26,810  St. Jude Medical, Inc.*                                 1,048,271
       11,865  Triad Hospitals, Inc.*                                    518,145
        9,835  WellPoint, Inc.*                                        1,200,460
                                                                  --------------
                                                                      11,405,326
                                                                  --------------
               HOTELS - 1.36%
       11,780  Mariott International, Inc., Class A                      755,098
                                                                  --------------
               HOUSEHOLD PRODUCTS - 2.49%
        5,145  Alberto-Culver Co.                                        268,929
       15,470  Blyth, Inc.                                               491,791
        6,940  Mohawk Industries, Inc.*                                  622,796
                                                                  --------------
                                                                       1,383,516
                                                                  --------------
               INDUSTRIAL - 1.58%
       11,385  Danaher Corp.                                             616,725

     SHARES                                                            VALUE
     ------                                                            -----

               INDUSTRIAL - (CONTINUED)
        8,190  Donaldson Co., Inc.                                $      261,179
                                                                  --------------
                                                                         877,904
                                                                  --------------
               LEISURE & ENTERTAINMENT - 1.37%
        8,980  Harley-Davidson, Inc.                                     555,683
        6,705  International Game Technology                             204,234
                                                                  --------------
                                                                         759,917
                                                                  --------------
               MULTIMEDIA - 4.28%
        8,540  Getty Images, Inc.*                                       609,243
       10,810  Lamar Advertising Co.*                                    424,725
       14,825  Univision Communications, Inc., Class A*                  391,232
       18,445  WebEx Communications, Inc.*                               431,060
       15,910  XM Satellite Radio Holdings, Inc.*                        524,393
                                                                  --------------
                                                                       2,380,653
                                                                  --------------
               OIL & GAS EXPLORATION - 6.74%
       30,275  Chesapeake Energy Corp.                                   656,665
       10,295  Devon Energy Corp.                                        481,703
       15,225  Grant Prideco, Inc.*                                      367,836
       12,495  Weatherford International Ltd.*                           744,827
       32,770  XTO Energy, Inc.                                        1,491,690
                                                                  --------------
                                                                       3,742,721
                                                                  --------------
               PHARMACEUTICALS - 1.44%
       11,385  Angiotech Pharmaceuticals, Inc.*                          191,154
        8,710  Gilead Sciences, Inc.*                                    300,931
        4,625  Martek Biosciences Corporation*                           309,875
                                                                  --------------
                                                                         801,960
                                                                  --------------
               RESTAURANTS - 0.98%
       19,030  Applebee's International, Inc.                            542,545
                                                                  --------------
               RETAIL - 9.06%
        6,425  AutoZone, Inc.*                                           622,582
       21,350  Bed Bath & Beyond, Inc.*                                  801,052
       12,330  Best Buy Co., Inc.                                        666,067
       20,835  Dollar General Corp.                                      442,327
       15,180  Dollar Tree Stores, Inc.*                                 409,101
       18,505  Ethan Allen Interiors, Inc.                               650,266
        6,065  Liz Claiborne, Inc.                                       256,549
        7,585  PETsMART, Inc.                                            231,343
       39,060  TJX Companies, Inc. (The)                                 953,845
                                                                  --------------
                                                                       5,033,132
                                                                  --------------
               SEMICONDUCTORS - 9.88%
       36,440  Altera Corp.*                                             755,766
        9,545  ATMI, Inc.                                                259,815
        8,240  KLA-Tencor Corp.*                                         407,138
       15,780  Linear Technology Corp.                                   616,367
       24,665  Maxim Integrated Products, Inc.                         1,061,088
       44,070  Microchip Technology, Inc.                              1,210,162
       19,225  NVIDIA Corp.*                                             557,333
       14,955  Sigmatel, Inc.*                                           623,474
                                                                  --------------
                                                                       5,491,143
                                                                  --------------
               TECHNOLOGY - 14.04%
       24,700  Affiliated Computer Services, Inc., Class A*            1,276,990
        5,565  Alliance Data Sysems Corp.*                               219,539
       31,930  Cognizant Technology Solutions Corp.*                   1,508,054
       16,615  Cognos, Inc.*                                             712,950
       26,635  Fiserv, Inc.*                                           1,010,532
        5,225  Hyperion Solutions Corp.*                                 263,758

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
     ------                                                           -----

               TECHNOLOGY - (CONTINUED)
       16,609  Juniper Networks, Inc*                            $      357,758
       17,750  Kanbay International, Inc.*                              404,877
        6,010  Lexmark International, Inc.*                             481,581
       10,460  Mercury Interactive Corp.*                               479,905
       49,265  Symantec Corp.*                                        1,084,323
                                                                 --------------
                                                                      7,800,267
                                                                 --------------
               TRANSPORTATION - 2.02%
       23,927  Knight Transportation, Inc.*                             631,912
       14,070  Landstar System, Inc.*                                   493,576
                                                                 --------------
                                                                      1,125,488
                                                                 --------------
               TOTAL COMMON STOCKS                                   53,148,298
                                                                 --------------
               (Cost $48,450,855)

INVESTMENT COMPANY - 3.56%
    1,978,025  SSgA Prime Money Market Fund                           1,978,025
                                                                 --------------
               TOTAL INVESTMENT COMPANY                               1,978,025
                                                                 --------------
               (Cost $1,978,025)

               TOTAL INVESTMENTS - 99.22%                            55,126,323
                                                                 --------------
               (Cost $50,428,880)

               OTHER ASSETS
               NET OF LIABILITIES - 0.78%                               435,538
                                                                 --------------
               NET ASSETS - 100.00%                              $   55,561,861
                                                                 ==============

----------
*           Non-income producing security.
**          Aggregate cost for Federal income tax purposes is $50,428,880.

            Gross unrealized appreciation             $ 5,872,130
            Gross unrealized depreciation              (1,174,687)
                                                      -----------
            Net unrealized appreciation               $ 4,697,443
                                                      ===========

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


     SHARES                                                          VALUE
     ------                                                          -----

COMMON STOCKS - 45.91%
               BUILDING PRODUCTS - 5.65%
       10,900  Sherwin-Williams Co. (The)                       $      482,870
        9,300  Vulcan Materials Co.                                    538,098
                                                                --------------
                                                                     1,020,968
                                                                --------------
               CHEMICALS - 4.73%
       13,400  Engelhard Corp.                                         405,350
        7,300  Sigma-Aldrich Corp.                                     449,753
                                                                --------------
                                                                       855,103
                                                                --------------
               COMMERCIAL SERVICES - 3.68%
       20,100  IAC/InterActiveCorp*                                    452,250
       10,100  Sabre Holdings Corp.                                    212,908
                                                                --------------
                                                                       665,158
                                                                --------------
               CONSUMER SERVICES - 0.74%
        3,100  Weight Watchers International, Inc.*                    133,300
                                                                --------------
               ENTERTAINMENT - 4.23%
        6,300  Harrah's Entertainment, Inc.                            413,217
       12,600  Walt Disney Co. (The)                                   352,044
                                                                --------------
                                                                       765,261
                                                                --------------
               FINANCIAL SERVICES - 5.84%
       10,000  American Express Co.                                    541,500
       11,700  State Street Corp.                                      513,045
                                                                --------------
                                                                     1,054,545
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 6.99%
       20,800  IMS Health, Inc.                                        506,480
        6,200  WellPoint, Inc.*                                        756,772
                                                                --------------
                                                                     1,263,252
                                                                --------------
               INSURANCE - 0.85%
        1,000  Progressive Corp. (The)                                  87,100
        1,700  Willis Group Holdings Ltd.                               67,235
                                                                --------------
                                                                       154,335
                                                                --------------
               MULTIMEDIA - 4.59%
       14,700  Clear Channel Communications, Inc.                      489,216
        7,400  Meredith Corp.                                          339,586
                                                                --------------
                                                                       828,802
                                                                --------------
               RETAIL - 4.06%
        5,600  Costco Wholesale Corp.                                  260,904
       16,000  RadioShack Corp.                                        472,960
                                                                --------------
                                                                       733,864
                                                                --------------
               TECHNOLOGY - 4.55%
       18,100  Molex, Inc., Class A                                    414,671
       31,600  Oracle Corp.*                                           407,956
                                                                --------------
                                                                       822,627
                                                                --------------
               TOTAL COMMON STOCKS                                   8,297,215
                                                                --------------
               (Cost $7,915,409)

FOREIGN COMMON STOCKS - 51.11%
               DENMARK - 0.60%
        2,200  Novozymes A/S, Class B +                                108,710
                                                                --------------
               FRANCE - 0.59%
        1,900  Societe BIC SA +                                        106,248
                                                                --------------


     SHARES                                                          VALUE
     ------                                                          -----

               IRELAND - 6.41%
       10,800  Anglo Irish Bank Corp. PLC +                     $      284,665
       20,200  Kerry Group PLC, Class A +                              493,237
        8,700  Ryanair Holdings PLC, SP ADR*                           380,277
                                                                --------------
                                                                     1,158,179
                                                                --------------
               ITALY - 2.17%
       18,600  Luxottica Group S.p.A., SP ADR                          392,274
                                                                --------------
               JAPAN - 5.34%
       12,000  Canon, Inc. +                                           634,639
        3,000  Nintendo Co., Ltd. +                                    331,432
                                                                --------------
                                                                       966,071
                                                                --------------
               MEXICO - 8.54%
       18,609  Cemex S.A. de C.V., SP ADR                              743,802
      101,200  Grupo Modelo, S.A. de C.V., Series C                    309,039
        7,600  Grupo Televisia S.A., ADR                               489,820
                                                                --------------
                                                                     1,542,661
                                                                --------------
               NETHERLANDS - 3.36%
       32,400  Vedior NV* +                                            607,143
                                                                --------------
               SWEDEN - 1.79%
      110,000  Telefonaktiebolaget LM Ericsson, B Shares* +            323,137
                                                                --------------
               SWITZERLAND - 1.35%
          400  Schindler Holding, Participation Certificates +         159,150
          200  Schindler Holding, Registered Shares +                   84,091
                                                                --------------
                                                                       243,241
                                                                --------------
               UNITED KINGDOM - 20.96%
      130,600  Compass Group PLC +                                     626,675
       12,505  GlaxoSmithKline PLC +                                   298,766
       84,700  Reed Elsevier PLC +                                     860,594
       36,700  Smiths Group PLC +                                      601,297
       91,362  Tesco PLC +                                             535,744
       75,400  WPP Group PLC +                                         866,112
                                                                --------------
                                                                     3,789,188
                                                                --------------
               TOTAL FOREIGN COMMON STOCKS                           9,236,852
                                                                --------------
               (Cost $8,128,720)

INVESTMENT COMPANY - 3.49%
      631,526  SSgA Prime Money Market Fund                            631,526
                                                                --------------
               TOTAL INVESTMENT COMPANY                                631,526
                                                                --------------
               (Cost $631,526)

               TOTAL INVESTMENTS ** - 100.51%                       18,165,593
                                                                --------------
               (Cost $16,675,655)

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.51)%                                  (91,486)
                                                                --------------
               NET ASSETS - 100.00%                             $   18,074,107
                                                                ==============

----------
*           Non-income producing security.
+           Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 1).
**          Aggregate cost for Federal income tax purposes is $16,675,655.

                See accompanying Notes to Schedule of Investments

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

            Gross unrealized appreciation       $ 1,801,819
            Gross unrealized depreciation          (311,881)
                                                -----------
            Net unrealized appreciation         $ 1,489,938
                                                ===========

ADR         American Depositary Receipt
PLC         Public Limited Company
SP ADR      Sponsored American Depositary Receipt

                              FOREIGN COMMON STOCKS
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Multimedia ...........................................................    12.26%
Food and Beverage ....................................................    10.87%
Diversified Manufacturing ............................................     4.67%
Health Care ..........................................................     4.43%
Building Products ....................................................     4.12%
Technology ...........................................................     3.51%
Commercial Services ..................................................     3.36%
Transportation .......................................................     2.10%
Entertainment ........................................................     1.83%
Telecommunications ...................................................     1.79%
Financial Services ...................................................     1.58%
Household Products ...................................................     0.59%
                                                                         ------
Total ................................................................    51.11%
                                                                         ======

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks ..................................................    18.94%
Multimedia ...........................................................    18.80%
Health Care ..........................................................    11.42%
Food and Beverage ....................................................    10.87%
Building Products ....................................................     9.76%
Technology ...........................................................     8.06%
Financial Services ...................................................     7.41%
Commercial Services ..................................................     7.04%
Chemicals ............................................................     4.73%
Cash and Other Net Assets ............................................     2.98%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                See accompanying Notes to Schedule of Investments

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
     ------                                                            -----

FOREIGN COMMON STOCKS - 97.72%
               AUSTRALIA - 1.56%
      137,600  National Australia Bank Ltd. +                        3,128,302
                                                                 -------------
               BELGIUM - 1.18%
       56,200  Belgacom* +                                           2,360,020
                                                                 -------------
               CANADA - 2.26%
       88,200  BCE Inc.                                              2,055,902
       37,300  EnCana Corp.                                          2,474,066
                                                                 -------------
                                                                     4,529,968
                                                                 -------------
               CHINA - 1.96%
      106,000  Cheung Kong (Holdings) Ltd. +                         1,004,487
    1,328,000  China Life Insurance Co., Ltd.* +                       922,796
      221,400  Hutchinson Whampoa Ltd. +                             1,993,727
                                                                 -------------
                                                                     3,921,010
                                                                 -------------
               DENMARK - 2.00%
      130,600  Danske Bank A/S +                                     4,008,871
                                                                 -------------
               FINLAND - 4.72%
      267,000  Nokia Oyj* +                                          4,311,043
      203,100  Stora Enso Oyj, Class R +                             3,090,334
       92,600  UPM-Kymmene Oyj +                                     2,061,646
                                                                 -------------
                                                                     9,463,023
                                                                 -------------
               FRANCE - 5.50%
       64,400  Compagnie Generale des Etablissements
                 Michelin, Class B +                                 4,589,309
       32,025  Societe Generale +                                    3,377,519
       25,525  Total SA, SP ADR                                      3,042,580
                                                                 -------------
                                                                    11,009,408
                                                                 -------------
               GERMANY - 3.12%
       60,384  BASF AG +                                             4,530,216
       19,600  Deutsche Bank AG +                                    1,726,228
                                                                 -------------
                                                                     6,256,444
                                                                 -------------
               ITALY - 2.66%
      242,000  Enel SpA +                                            2,328,288
       22,910  Eni SpA, SP ADR                                       3,001,210
                                                                 -------------
                                                                     5,329,498
                                                                 -------------
               JAPAN - 20.44%
       51,900  Canon, Inc. +                                         2,744,814
          534  East Japan Railway Co. +                              2,843,905
       52,700  Eisai Co., Ltd. +                                     1,780,520
      124,000  Fuji Photo Film Co., Ltd. +                           4,685,146
      246,000  Hitachi, Ltd. +                                       1,556,971
       44,000  Ito-Yokado Co., Ltd. +                                1,813,630
      109,000  Kao Corp. +                                           2,585,631
          122  Millea Holdings, Inc. +                               1,788,250
       32,800  NEC Electronics Corp. +                               1,824,229
       22,600  Nintendo Co., Ltd. +                                  2,496,786
          603  NIPPON TELEGRAPH TELEPHONE CORP. +                    2,619,143
      137,000  Nomura Holdings, Inc.* +                              1,895,240
       77,000  OLYMPUS CORP. +                                       1,693,837
       72,500  Shin-Etsu Chemical Co., Ltd. +                        2,964,381
       51,600  Sony Corp. +                                          1,956,122
       73,000  Takeda Chemical Industries, Ltd. +                    3,502,239


     SHARES                                                          VALUE
     ------                                                          -----

               JAPAN - (CONTINUED)
       56,700  Toyota Motor Corp. +                                  2,200,961
                                                                 -------------
                                                                    40,951,805
                                                                 -------------
               MEXICO - 2.33%
       21,300  Fomento Economico Mexicano, SA de CV                  1,286,946
       86,230  Telefonos de Mexico SA de CV, SP ADR                  3,381,078
                                                                 -------------
                                                                     4,668,024
                                                                 -------------
               NETHERLANDS - 9.17%
       67,050  ABN AMRO Holding NV +                                 1,844,015
      255,400  Aegon NV +                                            3,677,480
       50,075  DSM NV +                                              3,555,699
       54,000  Heineken NV +                                         1,842,487
       84,490  ING Groep NV +                                        2,594,858
       64,000  Koninklijke (Royal) Philips Electronics NV            1,774,080
      110,700  TPG NV +                                              3,085,149
                                                                 -------------
                                                                    18,373,768
                                                                 -------------
               NORWAY - 1.16%
      128,100  Statoil ASA +                                         2,318,987
                                                                 -------------
               PORTUGAL - 1.06%
      175,200  Portugal Telecom, SGPS, SA, SP ADR                    2,128,680
                                                                 -------------
               SOUTH KOREA - 2.69%
       29,600  Kookmin Bank +                                        1,362,677
       87,576  Korea Electric Power Corp., SP ADR                    1,226,064
      120,400  KT Corp., SP ADR                                      2,794,484
                                                                 -------------
                                                                     5,383,225
                                                                 -------------
               SPAIN - 2.11%
       87,500  Endesa SA +                                           1,977,672
       82,000  Repsol YPF SA, SP ADR                                 2,241,060
                                                                 -------------
                                                                     4,218,732
                                                                 -------------
               SWEDEN - 1.29%
      246,100  Nordea AB +                                           2,588,938
                                                                 -------------
               SWITZERLAND - 8.93%
       72,600  Credit Suisse Group +                                 3,161,120
       14,250  Nestle SA, Registered +                               3,956,437
       93,401  Novartis AG, Registered +                             4,672,859
       20,383  Roche Holding AG +                                    2,147,970
       21,500  Zurich Financial Services AG +                        3,957,869
                                                                 -------------
                                                                    17,896,255
                                                                 -------------
               TAIWAN - 0.97%
      214,000  Taiwan Semiconductor Manufacturing Co., Ltd.,
                 SP ADR*                                             1,951,680
                                                                 -------------
               UNITED KINGDOM - 22.61%
       57,900  Anglo American PLC +                                  1,442,084
      166,700  BAA PLC +                                             1,946,257
      713,600  BAE Systems PLC +                                     3,506,196
      148,900  Boots Group PLC +                                     1,898,457
      272,400  BP PLC +                                              2,942,435
      405,800  Cadbury Schweppes PLC +                               3,984,269
      278,800  Diageo PLC +                                          3,964,626
      115,500  GlaxoSmithKline PLC, ADR                              5,569,410
      114,900  HSBC Holdings PLC +                                   1,916,205
      444,700  Kingfisher PLC +                                      2,489,492
      450,900  Reed Elsevier PLC +                                   4,581,369
       10,500  Royal Bank of Scotland Group PLC + (A)                  359,389
      133,000  Royal Bank of Scotland Group PLC +                    4,552,261


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                          VALUE
     ------                                                          -----

               UNITED KINGDOM - (CONTINUED)
      240,200  Scottish Power PLC +                            $    1,895,273
       28,680  Shell Transport & Trading Co., SP ADR                1,626,443
      610,300  William Morrison Supermarkets PLC +                  2,625,779
                                                               --------------
                                                                   45,299,945
                                                               --------------
               TOTAL FOREIGN COMMON STOCKS                        195,786,583
                                                               --------------
               (Cost $152,202,128)

INVESTMENT COMPANY - 2.06%
    4,131,674  SSgA Prime Money Market Fund                         4,131,674
                                                               --------------
               TOTAL INVESTMENT COMPANY                             4,131,674
                                                               --------------
               (Cost $4,131,674)

               TOTAL INVESTMENTS - 99.78%                         199,918,257
                                                               --------------
               (Cost $156,333,802)

               OTHER ASSETS
               NET OF LIABILITIES - 0.22%                             439,260
                                                               --------------
               NET ASSETS - 100.00%                            $  200,357,517
                                                               ==============

----------
*           Non-income producing security
**          Aggregate cost for Federal income tax purposes is $156,333,802.
+           Securities are being fair valued persuant to fair value procedures adopted by the Board of Trustees (see note 1).

            Gross unrealized appreciation        $ 43,589,106
            Gross unrealized depreciation              (4,651)
                                                 ------------
            Net unrealized appreciation          $ 43,585,455
                                                 ============

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2005, this security, which has been deemed liquid by Stein Roe Investment Counsel, Inc., amounted to $359,389 or 0.18% of net assets.

ADR         American Depositary Receipt
PLC         Public Limited Company
SGPS        Sociedade Gestora de Participacoes Socialis
SP ADR      Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% OF TOTAL NET ASSETS)

Banking ..............................................................    13.99%
Telecommunications ...................................................     9.81%
Pharmaceuticals ......................................................     8.82%
Food and Bevage ......................................................     8.81%
Oil and Gas ..........................................................     8.81%
Insurance ............................................................     6.46%
Chemicals ............................................................     5.52%
Retail ...............................................................     4.34%
Utilities ............................................................     3.71%
Automotive ...........................................................     3.39%
Diversified Manufacturing ............................................     3.18%
Transportation .......................................................     2.96%
Paper Related Products ...............................................     2.57%
Publishing ...........................................................     2.29%
Cash and Net Other Assets ............................................     2.28%
Financial Services ...................................................     1.94%
Semiconductors .......................................................     1.88%
Aerospace/Defense ....................................................     1.75%
Electronics ..........................................................     1.66%
Technology ...........................................................     1.37%
Household Products ...................................................     1.29%
Home Furnishing ......................................................     0.98%
Airport Development/Maintenance ......................................     0.97%
Diversified Mining ...................................................     0.72%
Real Estate ..........................................................     0.50%
                                                                         ------
Total ................................................................   100.00%
                                                                         ======

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                        CREDIT
    PAR VALUE                                                          RATINGS+          VALUE
    ---------                                                         -----------        -----
CORPORATE OBLIGATIONS - 56.58%

               AEROSPACE/DEFENSE - 1.71%
  $   300,000  United Technologies Corp.
               6.350%, 03/01/11                                          A2/A       $      328,050
                                                                                    --------------
               DIVERSIFIED MANUFACTURING - 4.04%
      700,000  Textron, Inc.
               6.500%, 06/01/12                                          A3/A-             776,015
                                                                                    --------------
               FINANCIAL SERVICES - 16.96%
      600,000  Ford Motor Credit Co.
               7.875%, 06/15/10                                          A3/BBB-           640,500
      800,000  Goldman Sachs Group, Inc.
               6.650%, 05/15/09                                          Aa3/A+            868,249
      800,000  Household Finance Corp.
               7.000%, 05/15/12                                          A1/A              902,288
      800,000  Merrill Lynch Co.
               6.000%, 02/17/09                                          Aa3/A+            846,653
                                                                                    --------------
                                                                                         3,257,690
                                                                                    --------------
               OIL AND GAS - 11.89%
      800,000  Conoco Funding Co.
               6.350%, 10/15/11                                          A3/A-             881,430
      600,000  Pemex Project Funding
               Master Trust
               7.375%, 12/15/14                                        Baa1/BBB-           666,000
      665,000  Transocean, Inc.
               6.625%, 04/15/11                                         Baa2/A-            736,887
                                                                                    --------------
                                                                                         2,284,317
                                                                                    --------------
               REAL ESTATE - 9.15%
      850,000  EOP Operating LP
               6.800%, 01/15/09                                        Baa2/BBB+           915,900
      800,000  Simon Property Group LP
               6.375%, 11/15/07                                        Baa2/BBB+           841,761
                                                                                    --------------
                                                                                         1,757,661
                                                                                    --------------
               TELECOMMUNICATIONS - 3.57%
      600,000  Vodafone Group PLC, Senior
               Notes
               7.750%, 02/15/10                                          A2/A              686,365
                                                                                    --------------
               UTILITIES - 9.26%
      600,000  DTE Energy Co., Senior Notes
               6.450%, 06/01/06                                        Baa2/BBB-           618,083
      500,000  Old Dominon Electric Cooperative
               6.250%, 06/01/11                                         Aaa/AAA            542,876
      600,000  Pepco Holdings, Inc.
               5.500%, 08/15/07                                        Baa2/BBB            617,276
                                                                                    --------------
                                                                                         1,778,235
                                                                                    --------------
               TOTAL CORPORATE OBLIGATIONS                                              10,868,333
                                                                                    --------------
               (Cost $11,095,191)

                                                                        CREDIT
    PAR VALUE                                                          RATINGS+          VALUE
    ---------                                                         -----------        -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.04%

               FEDERAL HOME LOAN BANK - 4.89%
  $   900,000  5.375%, 05/15/09                                         Aaa/AAA     $      939,279

               FEDERAL HOME LOAN MORTGAGE
               CORPORATION (A) - 8.18%
    1,150,000  5.125%, 07/15/12                                         Aaa/AAA          1,193,968
      180,989  Class LB, Series 2447
               5.500%, 05/15/17                                         Aaa/AAA            183,712
      195,298  Class ME, Series 2528
               5.250%, 05/15/30                                         Aaa/AAA            193,899
                                                                                    --------------
                                                                                         1,571,579
                                                                                    --------------
               U.S. TREASURY NOTE - 7.97%
      500,000  4.000%, 06/15/09                                         Aaa/AAA            501,250
    1,000,000  4.750%, 05/15/14                                         Aaa/AAA          1,029,492
                                                                                    --------------
                                                                                         1,530,742
                                                                                    --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS                                                               4,041,600
                                                                                    --------------
               (Cost $4,084,138)

ASSET-BACKED SECURITIES - 20.04%
      600,000  California Infrastructure
               Southern California Edison,
               Series 1997-1, Class A7
               6.420%, 12/26/09                                         Aaa/AAA            631,473
      600,000  Citibank Credit Card Issuance
               Trust, Series 2000-A3, Class A3
               6.875%, 11/15/09                                         Aaa/AAA            643,444
      800,000  Commonwealth Edison
               Transitional Funding Trust,
               Series 1998-1, Class A6
               5.630%, 06/25/09                                         Aaa/AAA            819,453
      275,000  Discover Card Master Trust I
               Series 1996-3, Class A
               6.050%, 08/18/08                                         Aaa/AAA            281,470
      200,000  Illinois Power Special Purpose
               Trust Series 1998-1, Class A6
               5.540%, 06/25/09                                         Aaa/AAA            204,792
      725,000  MBNA Credit Card Master Note
               Trust Series 2002-A1, Class A1
               4.950%, 06/15/09                                         Aaa/AAA            740,668
      500,000  PECO Energy Transition Trust
               Series 1999-A, Class A7
               6.130%, 03/01/09                                         Aaa/AAA            526,797
                                                                                    --------------
               TOTAL ASSET-BACKED SECURITIES                                             3,848,097
                                                                                    --------------
               (Cost $3,913,274)

               TOTAL INVESTMENTS - 97.66%                                               18,758,030
                                                                                    --------------
               (Cost $19,092,603)*

               OTHER ASSETS
               NET OF LIABILITIES - 2.34%                                                  449,982
                                                                                    --------------
               NET ASSETS - 100.00%                                                 $   19,208,012
                                                                                    ==============

----------
*           Aggregate cost for Federal income tax purposes is $19,092,603.

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

            Gross unrealized appreciation             $   28,981
            Gross unrealized depreciation               (363,554)
                                                      ----------
            Net unrealized depreciation               $ (334,573)
                                                      ==========

(A) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

LP          Limited Partnership
PLC         Public Limited Company

+           See page 12 for Credit Rating Summary

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                                          VALUE
     ------                                                          -----

COMMON STOCKS - 65.54%

               DIVERSIFIED MANUFACTURING - 3.68%
        2,355  3M Co.                                           $      197,679
        9,390  General Electric Co.                                    330,528
                                                                --------------
                                                                       528,207
                                                                --------------
               ENTERTAINMENT - 0.74%
        3,022  Viacom, Inc., Class A                                   106,646
                                                                --------------
               FINANCIAL SERVICES - 7.48%
        1,835  American Express Co.                                     99,365
        3,705  Citigroup, Inc.                                         176,803
        3,450  First Data Corp.                                        141,519
          760  Goldman Sachs Group, Inc. (The)                          82,688
        6,260  SLM Corp.                                               305,488
        4,503  Wells Fargo & Co.                                       267,388
                                                                --------------
                                                                     1,073,251
                                                                --------------
               FOOD AND BEVERAGE - 2.68%
        3,805  PepsiCo, Inc.                                           204,937
        5,195  Sysco Corp.                                             178,812
                                                                --------------
                                                                       383,749
                                                                --------------
               HEALTH CARE SERVICES & EQUIPMENT - 9.80%
        1,365  Aetna, Inc.                                             199,317
        6,605  Caremark Rx, Inc.*                                      252,840
        5,110  Medtronic, Inc.                                         266,333
        3,565  UnitedHealth Group, Inc.                                324,985
        1,095  WellPoint, Inc.*                                        133,656
        2,670  Zimmer Holdings, Inc.*                                  229,353
                                                                --------------
                                                                     1,406,484
                                                                --------------
               HOUSEHOLD PRODUCTS - 2.56%
        4,315  Avon Products, Inc.                                     184,553
        3,450  Procter & Gamble Co. (The)                              183,160
                                                                --------------
                                                                       367,713
                                                                --------------
               INSURANCE - 2.18%
        2,405  AFLAC, Inc.                                              92,183
        3,306  American International Group, Inc.                      220,841
                                                                --------------
                                                                       313,024
                                                                --------------
               MULTIMEDIA - 3.25%
       10,049  Comcast Corp., Class A*                                 320,161
       14,335  Liberty Media Corp.*                                    145,357
                                                                --------------
                                                                       465,518
                                                                --------------
               OIL AND GAS - 5.30%
        3,805  Apache Corp.                                            239,258
        1,665  BP PLC, SP ADR                                          108,092
        2,270  Burlington Resources, Inc.                              112,660
        2,446  Exxon Mobil Corp.                                       154,856
        1,935  Schlumberger, Ltd.                                      145,996
                                                                --------------
                                                                       760,862
                                                                --------------
               PHARMACEUTICALS - 4.80%
        3,682  Amgen, Inc.*                                            226,848
        5,641  Novartis AG, ADR                                        281,881
        5,990  Teva Pharmaceutical Industries Ltd., SP ADR             180,359
                                                                --------------
                                                                       689,088
                                                                --------------
               RETAIL - 4.95%
        2,690  eBay, Inc.*                                             115,240


     SHARES                                                          VALUE
     ------                                                          -----

               RETAIL - (CONTINUED)
        6,200  Home Depot, Inc. (The)                           $      248,124
        3,920  Target Corp.                                            199,214
        3,455  Walgreen Co.                                            147,978
                                                                --------------
                                                                       710,556
                                                                --------------
               SEMICONDUCTORS - 5.10%
        6,040  Analog Devices, Inc.                                    221,789
        6,257  Intel Corp.                                             150,043
        4,725  Maxim Integrated Products, Inc.                         203,269
        5,700  Microchip Technology, Inc.                              156,522
                                                                --------------
                                                                       731,623
                                                                --------------
               TECHNOLOGY - 9.79%
        4,180  Accenture Ltd., Class A*                                106,799
        3,745  Affiliated Computer Services, Inc., Class A*            193,617
        2,410  Apple Computer, Inc.*                                   108,113
       12,408  Cisco Systems, Inc.*                                    216,147
        7,370  Dell, Inc.*                                             295,463
       14,285  Microsoft Corp.                                         359,696
        5,700  Symantec Corp.*                                         125,457
                                                                --------------
                                                                     1,405,292
                                                                --------------
               TELECOMMUNICATIONS - 1.92%
       10,480  Vodafone Group PLC, SP ADR                              275,519
                                                                --------------
               TRANSPORTATION - 1.31%
        2,420  United Parcel Service, Inc., Class B                    187,526
                                                                --------------
               TOTAL COMMON STOCKS                                   9,405,058
                                                                --------------
              (Cost $8,297,571)


                                                                        CREDIT
                                                                       RATINGS+
    PAR VALUE                                                         (UNAUDITED)        VALUE
    ---------                                                         -----------        -----
CORPORATE OBLIGATIONS - 14.62%

               DIVERSIFIED MANUFACTURING - 1.54%
      200,000  Textron, Inc.
               6.500%, 06/01/12                                          A3/A-             221,719
                                                                                    --------------
               FINANCIAL SERVICES - 5.32%
      250,000  AIG SunAmerica Global
               Financing VI
               6.300%, 05/10/11 (A)                                     Aaa/AAA            267,989
      250,000  General Electric Capital Corp.,
               Series A, MTN
               6.125%, 02/22/11                                         Aaa/AAA            269,763
      200,000  Household Finance Corp.
               7.000%, 05/15/12                                          A1/A              225,572
                                                                                    --------------
                                                                                           763,324
                                                                                    --------------
               OIL AND GAS - 1.58%
      200,000  Kinder Morgan Energy Partners,
               LP, Senior Notes
               7.500%, 11/01/10                                        Baa1/BBB+           226,079
                                                                                    --------------
               REAL ESTATE DEVELOPMENT - 1.88%
      250,000  EOP Operating LP
               6.800%, 01/15/09                                        Baa2/BBB+           269,382
                                                                                    --------------

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        CREDIT
                                                                       RATINGS+
    PAR VALUE                                                         (UNAUDITED)        VALUE
    ---------                                                         -----------        -----
               TELECOMMUNICATIONS - 2.51%
  $   315,000  Vodafone Group PLC, Senior
               Notes
               7.750%, 02/15/10                                          A2/A       $      360,341
                                                                                    --------------
               UTILITIES - 1.79%
      250,000  DTE Energy Co., Senior Notes
               6.450%, 06/01/06                                        Baa2/BBB-           257,535
                                                                                    --------------
               TOTAL CORPORATE OBLIGATIONS                                               2,098,380
                                                                                    --------------
               (Cost $2,078,284)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.26%

               FEDERAL HOME LOAN BANK - 1.09%
      150,000  5.500%, 08/15/08                                         Aaa/AAA            156,635
                                                                                    --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (B) - 3.34%
      250,000  5.125%, 07/15/12                                         Aaa/AAA            259,558
      217,187  Class LB, Series 2447
               5.500%, 05/15/17                                         Aaa/AAA            220,454
                                                                                    --------------
                                                                                           480,012
                                                                                    --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) - 0.80%
      108,288  Pool # 535151
               7.500%, 02/01/15                                         Aaa/AAA            114,536
                                                                                    --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (B) - 0.76%
      103,891  Pool #   485907
               6.500%, 04/15/31                                         Aaa/AAA            109,114
                                                                                    --------------
               U.S. TREASURY NOTE - 4.27%
      200,000  4.000%, 06/15/09                                         Aaa/AAA            200,500
      400,000  4.750%, 05/15/14                                         Aaa/AAA            411,797
                                                                                    --------------
                                                                                           612,297
                                                                                    --------------
                 TOTAL U.S. GOVERNMENT AND AGENCY (OBLIGATIONS)                          1,472,594
                                                                                    --------------
                 (Cost $1,474,542)

ASSET-BACKED SECURITIES - 6.44%
      100,000  Citibank Credit Card Master
               Trust I
               Series 1999-5, Class A
               6.100%, 05/15/08                                         Aaa/AAA            102,855
      200,000  Commonwealth Edison
               Transitional Funding Trust,
               Series 1998-1, Class A6
               5.630%, 06/25/09                                         Aaa/AAA            204,863
      200,000  Discover Card Master Trust I
               Series 1996-3, Class A
               6.050%, 08/18/08                                         Aaa/AAA            204,706
      150,000  Illinois Power Special Purpose
               Trust
               Series 1998-1, Class A6
               5.540%, 06/25/09                                         Aaa/AAA            153,594
      250,000  PECO Energy Transition Trust
               Series 1999-A, Class A6
               6.050%, 03/01/09                                         Aaa/AAA            257,333
                                                                                    --------------
               TOTAL ASSET-BACKED SECURITIES                                               923,351
                                                                                    --------------
               (Cost $959,300)

     SHARES                                                         VALUE
     ------                                                         -----

INVESTMENT COMPANY - 2.53%
      363,020  SSgA Prime Money Market Fund                    $      363,020
                                                               --------------
               TOTAL INVESTMENT COMPANY                               363,020
                                                               --------------
                 (Cost $363,020)

               TOTAL INVESTMENTS - 99.39%                          14,262,403
                                                               --------------
               (Cost $13,172,717)

               OTHER ASSETS
               NET OF LIABILITIES - 0.61%                              87,494
                                                               --------------
               NET ASSETS - 100.00%                            $   14,349,897
                                                               ==============

----------
*           Non-income producing security.
**          Aggregate cost for Federal income tax purposes is $13,172,717.

            Gross unrealized appreciation           $ 1,340,504
            Gross unrealized depreciation              (250,818)
                                                    -----------
            Net unrealized appreciation             $ 1,089,686
                                                    ===========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2005, this security, which has been deemed liquid by Stein Roe Investment Counsel, Inc., amounted to $267,989 or 1.87% of net assets.
(B) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

ADR         American Depositary Receipt
LP          Limited Partnership
MTN         Medium Term Note
PLC         Public Limited Company
SP ADR      Sponsored American Depositary Receipt

+           See page 12 for Credit Rating Summary

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY

                     --------------------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

             STANDARD
   MOODY'S   & POOR'S
   -------   --------
     Aaa        AAA      Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
     Aa         AA       Instrument judged to be of high quality by all standards.
      A          A       Instrument judged to be adequate by all standards.
     Baa        BBB      Instrument judged to be of modest quality by all standards.
     Ba         BB       Instrument judged to have speculative elements.
      B          B       Instrument judged to lack characteristics of the desirable investment.
     Caa        CCC      Instrument judged to be in poor standing.
     Ca         CC       Instrument judged to be speculative in a high degree.
      C          C       Instrument judged to have extremely poor prospects of ever attaining any real investment standing.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of Aaa/AAA.

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                   FEBRUARY 28, 2005

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM EST Spot Rate.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ WILLIAM RANKIN
                         -------------------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date     APRIL 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ WILLIAM RANKIN
                         -------------------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date     APRIL 20, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN BINI
                         -------------------------------------------------------
                           John Bini, Chief Financial Officer
                           (principal financial officer)

Date     APRIL 20, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.